Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued - Vicarious Surgical US Inc. [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued [Line Items]
Convertible Preferred Stock Classes, Total	$ 46,670	$ 46,670	$ 33,150
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued [Line Items]
Convertible Preferred Stock Classes, Total	6,477	6,477	6,477
Series A1 Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued [Line Items]
Convertible Preferred Stock Classes, Total	16,678	16,678	16,678
Series A2 Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued [Line Items]
Convertible Preferred Stock Classes, Total	9,995	9,995	9,995
Series A3 Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of Convertible Preferred Stock authorized, issued [Line Items]
Convertible Preferred Stock Classes, Total	$ 13,520	$ 13,520